Note 13 Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 57,001	€ 57,526	€ 60,963
Percentage of debt securities by rating	100.00%	100.00%	100.00%
BBVA AAA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 2,015	€ 1,370	€ 1,000
Percentage of debt securities by rating	3.50%	2.40%	1.60%
BBVA AA Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 4,148	€ 4,170	€ 3,685
Percentage of debt securities by rating	7.30%	7.20%	6.00%
BBVA AA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 410	€ 261	€ 384
Percentage of debt securities by rating	0.70%	0.50%	0.60%
BBVA AA Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 1,854	€ 1,061	€ 642
Percentage of debt securities by rating	3.30%	1.80%	1.10%
BBVA A plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 1,065	€ 905	€ 1,798
Percentage of debt securities by rating	1.90%	1.60%	3.00%
BBVA A Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 11,235	€ 2,007	€ 1,747
Percentage of debt securities by rating	19.70%	3.50%	2.90%
BBVA A Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 1,613	€ 12,018	€ 16,009
Percentage of debt securities by rating	2.80%	20.90%	26.30%
BBVA BBB Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 24,493	€ 19,897	€ 22,854
Percentage of debt securities by rating	43.00%	34.60%	37.50%
BBVA BBB Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 3,586	€ 9,212	€ 8,327
Percentage of debt securities by rating	6.30%	16.00%	13.70%
BBVA BBB minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 1,640	€ 922	€ 858
Percentage of debt securities by rating	2.90%	1.60%	1.40%
BBVA BB Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 4,916	€ 5,227	€ 3,480
Percentage of debt securities by rating	8.60%	9.10%	5.70%
Unclassified [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	€ 27	€ 474	€ 178
Percentage of debt securities by rating	0.00%	0.80%	0.30%